TRADE AND OTHER PAYABLES - Narrative (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Disclosure of other provisions [line items]
Other provisions	$ 5,795,320	$ 467,001
Legal proceedings provision
Disclosure of other provisions [line items]
Other provisions	$ 5,800,000